Financial Instruments - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Unrealized gain or loss on available-for-sale securities			$ 0		$ 0	$ 0
Sales of available-for-sale debt securities						0	$ 0
Realized gains or losses on available-for-sale securities	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0